Document and Entity Information	Aug. 16, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000842717
Document Type	8-K
Document Period End Date	Aug. 16, 2026
Entity Registrant Name	BLUE RIDGE BANKSHARES, INC.
Entity File Number	001-39165
Entity Tax Identification Number	54-1838100
Entity Address, Address Line One	1801 Bayberry
Entity Address, Address Line Two	Court
Entity Address, Address Line Three	Suite 101
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23226
City Area Code	(888)
Local Phone Number	331-6521
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, no par value
Trading Symbol	BRBS
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
VA
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	VA